INVENTORIES (Tables)	12 Months Ended
Dec. 31, 2023
INVENTORIES:
Schedule of Inventories

As at	Note	December 31, 2023	December 31, 2022
Concentrate stockpiles		$1,328	$2,161
Doré bars		273	4,494
Leach pad and gold-in-circuit		27,527	31,649
Ore stockpiles		73,015	52,692
Materials and supplies		53,235	44,476
Total inventories		$155,378	$135,472
Less: non-current portion	10	(39,553)	(43,439)
Current inventories		$115,825	$92,033